Business Combinations - Pro Forma Information (Details) - Fermacell - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Business Acquisition [Line Items]
Net sales	$ 2,506.6	$ 2,367.0
Income before income taxes	329.7	203.6
Europe Building Products
Business Acquisition [Line Items]
Net sales	368.3	348.8
Income before income taxes	$ 39.1	$ 29.0